Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of accounts payable

	June 30,	December 31,
	2023	2022

	(in US$’000)
Accounts payable	54,575	71,115

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	48,284	60,553
Between 3 months to 6 months	2,765	7,216
Between 6 months to 1 year	2,346	2,137
Later than 1 year	1,180	1,209
	54,575	71,115